Consolidated income statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	$ 4,195.2	$ 3,892.1	$ 2,967.1
Cost of sales	(2,374.9)	(2,150.4)	(2,033.5)
Investment income	8.3	8.7	7.3
Finance expense	(100.9)	(126.7)	(102.2)
Loss on financial instruments	(100.4)	(238.9)	(238.0)
Foreign exchange (loss)/gain	(1.9)	8.6	(5.2)
Other costs, net	(49.2)	(11.5)	(67.6)
Share-based payments	(12.7)	(14.5)	(20.5)
Long-term incentive plan	(28.5)	(51.3)	(9.1)
Exploration expense	(60.6)	(49.7)	(84.4)
Share of results of equity accounted investees, net of taxation	(32.0)	(2.6)	3.1
Profit on disposal of Maverix Metals Incorporated	0.0	0.0	14.6
Restructuring costs	(1.3)	(2.0)	(0.6)
Silicosis settlement costs	0.7	(0.3)	1.6
Impairment, net of reversal of impairment of investments and assets	(42.4)	50.6	(9.8)
Ghana expected credit loss	(41.1)	(29.0)	0.0
Profit/(loss) on disposal of assets	8.5	(0.2)	1.2
Profit before royalties and taxation	1,366.8	1,282.9	424.0
Royalties	(112.4)	(105.0)	(73.7)
Profit before taxation	1,254.4	1,177.9	350.3
Mining and income taxation	(424.9)	(432.5)	(175.6)
Profit for the year	829.5	745.4	174.7
Profit attributable to:
– Owners of the parent	789.3	723.0	161.6
– Non-controlling interests	$ 40.2	$ 22.4	$ 13.1
Earnings per share attributable to owners of the parent:
Basic earnings per share (in USD per share)	$ 0.89	$ 0.82	$ 0.20
Diluted earnings per share (in USD per share)	$ 0.88	$ 0.81	$ 0.19